RISK MANAGEMENT (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deposits from banks	R$ 353,942,812	R$ 320,410,105
Deposits from customers	617,308,449	632,337,290
Securities issued	254,136,285	237,331,491
Subordinated debts	106,160,891	84,376,010
Insurance contracts liabilities	852,353,171	704,038,858
Other financial liabilities	101,086,011	82,619,532
Total liabilities	2,284,987,619	2,061,113,286
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	274,059,402
Deposits from customers	184,837,848
Securities issued	12,251,131
Subordinated debts	1,060,496
Insurance contracts liabilities	704,460,151
Other financial liabilities	55,467,694
Total liabilities	1,232,136,722	1,011,337,350
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	22,271,753
Deposits from customers	26,857,814
Securities issued	16,384,554
Subordinated debts	56,223
Insurance contracts liabilities	11,863,822
Other financial liabilities	30,321,306
Total liabilities	107,755,472	97,354,025
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	31,701,223
Deposits from customers	126,101,388
Securities issued	87,267,005
Subordinated debts	11,534,718
Insurance contracts liabilities	8,062,275
Other financial liabilities	7,868,921
Total liabilities	272,535,530	184,649,748
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	21,241,778
Deposits from customers	278,857,091
Securities issued	129,547,726
Subordinated debts	5,334,537
Insurance contracts liabilities	28,494,532
Other financial liabilities	5,665,985
Total liabilities	469,141,649	547,162,896
Later than five years [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	4,668,656
Deposits from customers	654,308
Securities issued	8,685,869
Subordinated debts	88,174,917
Insurance contracts liabilities	99,472,391
Other financial liabilities	1,762,105
Total liabilities	R$ 203,418,246	R$ 220,609,267